LONG-TERM DEBT - MORTGAGES AND TERM LOAN (Narrative) (Details) (USD $)		12 Months Ended	36 Months Ended
	Jul. 31, 2013	Jul. 31, 2005 Bond St. Building, Brooklyn, N Y [Member]	Jul. 31, 2008 Bond St. Building, Brooklyn, N Y [Member]	Aug. 19, 2004 Bond St. Building, Brooklyn, N Y [Member]	Aug. 19, 2004 Permanent Subordinate Mortgage [Member] Fishkill, New York Property [Member]	Aug. 19, 2004 Multiple Successively Subordinate Loans [Member] Fishkill, New York Property [Member]
Closed bank liabilities		$ 12,000,000
Secured debt					1,870,000	8,295,274
Refinanced amount				1,834,726
Additional loans		2,820,000	916,670
Debt maturing in 2014	170,262
Debt maturing in 2015	5,421,335
Collateralized Debt	$ 23,126,330